UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009


                    INVESTMENTS IN SECURITIES (121.50%)
                    -----------------------------------

       PAR                                                                                             FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (5.25%)
                    -----------------------
                    MEDICAL - DRUGS (4.97%)
 $      1,857,171   Cinacalcet Royalty Sub LLC., 144A, 8.00%, 03/30/17 (a)                            $  1,460,750
        1,700,000   Ledgemont Royalty Sub LLC., 16.00%, 11/05/24 (a)                                     1,496,000
        2,852,000   Oscient Pharmaceuticals, 12.50%, 01/15/11 (a)                                          388,585
        3,376,194   Rotavirus Royalty Sub LLC., 144A, 8.219%, 10/15/14 *,(a)                             2,532,145
                                                                                                      ------------
                                                                                                         5,877,480
                                                                                                      ------------
                    THERAPEUTICS (0.28%)
          600,000   Vion Pharmaceuticals, Inc., (Callable 02/15/10 @ 100.00), 7.75%, 02/15/12 (a)          330,000
                                                                                                      ------------
                    TOTAL CORPORATE BONDS (Cost $9,608,258)                                              6,207,480
                                                                                                      ------------

      SHARES
-------------------
                    COMMON STOCK (114.49%)
                    ----------------------
                    DENTAL SUPPLIES & EQUIPMENT (1.91%)
          285,000   Align Technology, Inc. *,(b)                                                         2,260,050
                                                                                                      ------------
                    DIAGNOSTIC EQUIPMENT (0.70%)
          253,100   Affymetrix, Inc. *                                                                     827,637
                                                                                                      ------------
                    DRUG DELIVERY SYSTEMS (0.36%)
          310,500   Antares Pharma, Inc. *                                                                 133,515
          551,900   AP Pharma, Inc. *                                                                      298,026
                                                                                                      ------------
                                                                                                           431,541
                                                                                                      ------------
                    INSTRUMENTS - CONTROLS (0.57%)
           19,000   Thermo Fischer Scientific, Inc.                                                        677,730
                                                                                                      ------------
                    MEDICAL - BIOMEDICAL/GENETICS (47.49%)
          145,500   Amgen, Inc.  *,(b)                                                                   7,205,160
          465,900   Ariad Pharmaceuticals, Inc. *,(b)                                                      554,421
          159,700   Biogen Idec, Inc. *,(b)                                                              8,371,474
          190,600   Bioms Medical Corp. - (Canada) *                                                       368,126
          155,600   Celgene Corp. *,(b)                                                                  6,908,640
           90,000   Curis, Inc. *                                                                          124,200
          670,000   Cytokinetics, Inc. *,(b)                                                             1,139,000
          526,000   Dendreon Corp. *,(b)                                                                 2,209,200
          485,000   Exelixis, Inc. *,(b)                                                                 2,231,000
          124,900   Genzyme Corp. *,(b)                                                                  7,417,811
          166,700   Gilead Sciences, Inc. *,(b)                                                          7,721,544
          106,000   InterMune, Inc. *,(b)                                                                1,742,640
           77,500   OSI Pharmaceuticals, Inc. *,(b)                                                      2,965,150
           40,900   United Therapeutics Corp. *,(b)                                                      2,703,081
          138,100   Vertex Pharmaceuticals, Inc. *,(b)                                                   3,967,613
        1,089,001   XOMA, Ltd. *                                                                           577,171
                                                                                                      ------------
                                                                                                        56,206,231
                                                                                                      ------------
                    MEDICAL - DRUGS (46.89%)
          123,600   Abbott Laboratories (b)                                                              5,895,720
          226,600   Bristol-Myers Squibb Co. (b)                                                         4,967,072
          695,000   Elan Corp. PLC - (Ireland) *,**, (b)                                                 4,614,800

                                                     UBS EUCALYPTUS FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009


      SHARES                                                                                           FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (CONTINUED)
          349,100   GlaxoSmithKline PLC - (United Kingdom)                                            $  5,441,629
           67,700   Nichi-iko Pharmaceutical Co., Ltd. - (Japan) **                                      1,905,498
          713,000   Oscient Pharmaceuticals Corp. *                                                         85,560
           15,800   Pharmasset, Inc. *                                                                     154,998
          536,800   Poniard Pharmaceuticals, Inc. *,(b)                                                  1,148,752
           31,300   Roche Holding AG - (Switzerland) **                                                  4,299,776
          351,300   Schering-Plough Corp. (b)                                                            8,273,115
          279,700   Shionogi & Co., Ltd. - (Japan)(b), **                                                4,768,804
           99,000   Shire Pharmaceuticals GR - (United Kingdom) **,(b),(c)                               3,558,060
          605,776   Skyepharma PLC - (United Kingdom) *,**                                               1,571,592
          204,800   Wyeth (b)                                                                            8,814,592
                                                                                                      ------------
                                                                                                        55,499,968
                                                                                                      ------------
                    MEDICAL - GENERIC DRUGS (6.47%)
          378,400   Nippon Chemiphar Co., Ltd. - (Japan) **                                              1,099,532
          236,000   Par Pharmaceutical Co., Inc. *,(b)                                                   2,234,920
           50,000   Sawai Pharmaceutical Co., Ltd. - (Japan) **, (b)                                     2,318,518
           48,000   Towa Pharmaceutical Co., Ltd. - (Japan) **                                           2,002,227
                                                                                                      ------------
                                                                                                         7,655,197
                                                                                                      ------------
                    THERAPEUTICS (9.73%)
          671,100   Allos Therapeutics, Inc. *,(b)                                                       4,147,398
          231,600   BioMarin Pharmaceutical, Inc. *,(b)                                                  2,860,260
          125,700   Onyx Pharmaceuticals, Inc. *,(b)                                                     3,588,735
          527,300   Trimeris, Inc. (b)                                                                     922,775
                                                                                                      ------------
                                                                                                        11,519,168
                                                                                                      ------------
                    VENTURE CAPITAL (0.37%)
           22,800   HBM BioVentures AG - (Switzerland) *,**                                                441,142
                                                                                                      ------------
                    TOTAL COMMON STOCK (Cost $163,820,109)                                             135,518,664
                                                                                                      ------------
                    PREFERRED STOCKS (1.25%)
                    ------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.35%)
               27   Novelos Therapeutics, Inc., Series D *,(d)                                             418,000
                                                                                                      ------------
                    MEDICAL - GENERIC DRUGS (0.90%)
            1,230   Mylan, Inc. *                                                                        1,059,337
                                                                                                      ------------
                    TOTAL PREFERRED STOCKS (Cost $2,350,998)                                             1,477,337
                                                                                                      ------------
                    WARRANTS (0.15%)
                    ----------------
                    DIAGNOSTIC KITS (0.01%)
          224,000   Adaltis, Inc., CAD 2.20, 05/02/12 *,**, (d)                                             10,682
                                                                                                      ------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.12%)
          100,600   Entremed, Inc., $3.50, 12/27/09 *,(d)                                                    1,006
          695,000   Novelos Therapeutics, Inc., $1.25, 05/02/12 *,(d)                                       34,750
               45   Orchid Cellmark, Inc., $21.70, 07/24/11 *,(d)                                               --
               45   Orchid Cellmark, Inc., $23.50, 09/20/11 *,(d)                                               --
              120   Orchid Cellmark, Inc., $8.05, 12/12/11 *,(d)                                                --
          182,250   Prana Biotechnology, Ltd., $8.00, 04/28/09 - (Australia) *,**,(d),(e)                       --

                                                     UBS EUCALYPTUS FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009


      SHARES                                                                                           FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                    WARRANTS (CONTINUED)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
          330,000   Targeted Genetics Corp., $3.25, 06/22/12 *,(d)                                    $    102,300
                                                                                                      ------------
                                                                                                           138,056
                                                                                                      ------------
                    MEDICAL - DRUGS (0.00%)
           43,750   Oscient Pharmaceutical Corp., $2.22, 04/06/11 *,(d)                                        875
                                                                                                      ------------
                    THERAPEUTICS (0.02%)
          750,000   Adherex Technologies, Inc., CAD .40, 02/21/10 *,**, (d)                                     --
          224,991   Neurogen Corp., $2.30, 04/11/13 *                                                       29,249
           19,500   Vion Pharmaceuticals, Inc., $2.00, 02/15/10 *,(a), (d)                                     195
                                                                                                      ------------
                                                                                                            29,444
                                                                                                      ------------
                    TOTAL WARRANTS (Cost $102,082)                                                         179,057
                                                                                                      ------------

    NUMBER OF
    CONTRACTS
-------------------
                    CALL OPTIONS (0.19%)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.02%)
              139   Dendreon Corporation 5/16/09 $7.50 Call                                                 20,503
                                                                                                      ------------
                    MEDICAL - DRUGS (0.11%)
              160   Savient Pharmaceuticals, Inc. 06/20/09 $10.00 Call                                       9,200
              555   Wyeth 01/16/10 $45.00 Call                                                             122,100
                                                                                                      ------------
                                                                                                           131,300
                                                                                                      ------------
                    MEDICAL - GENERIC DRUGS (0.02%)
              320   Watson Pharmaceuticals, Inc. 05/16/09 $35.00 Call                                       23,200
                                                                                                      ------------
                    MEDICAL PRODUCTS (0.00%)
              160   Hospira, Inc. 4/18/09, $35.00 Call                                                       1,200
                                                                                                      ------------
                    THERAPEUTICS (0.04%)
              395   Warner Chilcott Limited 5/16/09 $10.00 Call                                             51,350
                                                                                                      ------------
                    TOTAL CALL OPTIONS (Cost $279,766)                                                     227,553
                                                                                                      ------------
                    PUT OPTIONS (0.17%)
                    -------------------
                    MEDICAL - DRUGS (0.06%)
              235   Allergen, Inc. 5/16/09, $45.00 Put                                                      77,550
                                                                                                      ------------
                    MEDICAL - GENERIC DRUGS (0.01%)
              320   Mylan, Inc. 4/18/09 $12.50 Put                                                          10,400
                                                                                                      ------------
                    STOCK INDEX (0.10%)
              475   Ishares Nasdaq Biotech Indx 4/18/09 $65.00 Put                                          81,938
              160   S&P 500 Deposit 4/18/09 $78.00 Put                                                      35,120
                                                                                                      ------------
                                                                                                           117,058
                                                                                                      ------------
                    TOTAL PUT OPTIONS (Cost $229,513)                                                      205,008
                                                                                                      ------------
                    INVESTMENTS IN SECURITIES (Cost $176,390,726)                                      143,815,099
                                                                                                      ------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009


      SHARES                                                                                           FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((31.88)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((31.38)%)
                    -----------------------------------------------
                    CHEMICALS ((1.82)%)
          (45,000)  Bayer AG - (Germany) **                                                           $ (2,150,880)
                                                                                                      ------------
                    DRUG DELIVERY SYSTEMS ((2.90)%)
         (219,600)  Alkermes, Inc. *                                                                    (2,663,748)
         (127,900)  Flamel Technologies - (France) *,**                                                   (767,400)
                                                                                                      ------------
                                                                                                        (3,431,148)
                                                                                                      ------------
                    MEDICAL - BIOMEDICAL/GENETICS ((6.79)%)
          (65,400)  Alnylam Pharmaceuticals, Inc. *                                                     (1,245,216)
         (721,300)  Ark Therapeutics Group PLC - (United Kingdom) *,**                                    (392,871)
         (184,200)  Bioms Medical Corp. - (Canada) **                                                     (355,765)
          (11,500)  Genmab A/S - (Denmark) *,**                                                           (434,593)
          (70,000)  Illumina, Inc. *                                                                    (2,606,800)
          (65,900)  Myriad Genetics, Inc. *                                                             (2,996,473)
                                                                                                      ------------
                                                                                                        (8,031,718)
                                                                                                      ------------
                    MEDICAL - DRUGS ((10.17)%)
         (224,000)  Chugai Pharmaceutical Co., Ltd. - (Japan) **                                        (3,764,706)
         (250,000)  Dainippon Sumitomo Pharma Co., Ltd. - (Japan) **                                    (2,070,467)
         (104,500)  H. Lundbeck A/S - (Denmark) **                                                      (1,778,969)
          (80,300)  Ono Pharmaceutical Co., Ltd. - (Japan) **                                           (3,504,029)
          (52,000)  Valeant Pharmaceuticals International *                                               (925,080)
                                                                                                      ------------
                                                                                                       (12,043,251)
                                                                                                      ------------
                    MEDICAL - GENERIC DRUGS ((3.40)%)
          (77,000)  Perrigo Company                                                                     (1,911,910)
          (68,000)  Watson Pharmaceuticals, Inc. *                                                      (2,115,480)
                                                                                                      ------------
                                                                                                        (4,027,390)
                                                                                                      ------------
                    MEDICAL PRODUCTS ((3.29)%)
          (83,500)  Hospira, Inc. *                                                                     (2,576,810)
          (72,800)  Luminex Corp. *                                                                     (1,319,136)
                                                                                                      ------------
                                                                                                        (3,895,946)
                                                                                                      ------------
                    OPTICAL SUPPLIES ((0.81)%)
          (24,700)  Essilor International  SA - (France) **                                               (954,314)
                                                                                                      ------------
                    THERAPEUTICS ((2.20)%)
         (205,800)  Cypress Bioscience, Inc. *                                                          (1,463,238)
          (76,300)  Isis Pharmaceuticals, Inc. *                                                        (1,145,263)
                                                                                                      ------------
                                                                                                        (2,608,501)
                                                                                                      ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(40,708,906))                    (37,143,148)
                                                                                                      ------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009

    NUMBER OF
    CONTRACTS                                                                                          FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS ((0.50)%)
                    -------------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((0.25)%)
             (395)  Alexion Pharmaceuticals, Inc. 4/18/09 $35.00 Put                                  $    (32,588)
             (275)  Celgene Corporation 04/18/09 $50.00 Put                                               (166,375)
             (139)  Dendreon Corporation 5/16/09 $10.00 Call                                               (16,054)
             (450)  Genzyme Corporation 4/18/09 $62.50 Call                                                (48,375)
             (240)  United Therapeutics Corporation 5/16/09 $55.00 Put                                     (30,600)
                                                                                                      ------------
                                                                                                          (293,992)
                                                                                                      ------------
                    MEDICAL - DRUGS ((0.09)%)
             (475)  Allergan, Inc. 5/16/09 $40 Put                                                         (72,438)
             (555)  Wyeth 01/16/10 $50.00 Call                                                             (36,075)
                                                                                                      ------------
                                                                                                          (108,513)
                                                                                                      ------------
                    MEDICAL - GENERIC DRUGS ((0.09)%)
             (400)  Watson Pharmaceuticals, Inc. 05/16/09 $30.00 Call                                     (103,000)
                                                                                                      ------------
                    MEDICAL INSTRUMENTS ((0.01)%)
             (795)  Boston Scientic Corporation 04/18/09 $7.50 Put                                         (19,875)
                                                                                                      ------------
                    MEDICAL PRODUCTS ((0.02)%)
             (160)  Hospira, Inc. 4/18/09 $30.00 Call                                                      (28,000)
                                                                                                      ------------
                    STOCK INDEX ((0.04)%)
             (178)  Ishares Nasdaq Biotech Indx 4/18/09 $60.00 Put                                          (9,790)
             (475)  Ishares Nasdaq Biotech Indx 4/18/09 $70.00 Call                                        (34,437)
                                                                                                      ------------
                                                                                                           (44,227)
                                                                                                      ------------
                    TOTAL WRITTEN OPTIONS (Premiums $(593,780))                                           (597,607)
                                                                                                      ------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(41,302,686))                        (37,740,755)
                                                                                                      ------------
                    DERIVATIVE CONTRACTS (0.36%)
                    ----------------------------
                    SWAPS (0.36%)
                    Equity Swap, long exposure                                                            (283,586)
                    Equity Swap, short exposure                                                            711,995
                                                                                                      ------------
                    TOTAL SWAPS --                                                                         428,409
                                                                                                      ------------
                    TOTAL DERIVATIVE CONTRACTS - NET --                                                    428,409
                                                                                                      ------------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND
         DERIVATIVE CONTRACTS - 89.98%                                                                 106,502,753
                                                                                                      ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 10.02%                                          11,860,976
                                                                                                      ------------
         TOTAL NET ASSETS -- 100.00%                                                                  $118,363,729
                                                                                                      ============

*   Non-income producing security
**  Foreign
(a) Private equity investment valued at fair value. The fair value of investments amounted to $6,207,675 which represented 5.24% of the net assets at March 31, 2009.
(b) Partially or wholly held ($107,257,901 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(c) American Depository Receipt
(d) Private investment in public equity (freely tradeable) at market value.
(e) Australian Dollar

                                                     UBS EUCALYPTUS FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009

EQUITY SWAPS
------------
UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF MARCH 31, 2009:


     Notional      Maturity                                                                             Unrealized
     Amount          Date                                Description                             Appreciation/(Depreciation)
     --------      --------                              -----------                             ---------------------------
       Buy            *     Agreement with Goldman Sachs & Co., to receive the total return of
  $6,408,024.84             the Orbimed Custom Index M&A Modified in an exchange for an amount
                            to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.            $(283,586)

       Sell           *     Agreement with Goldman Sachs & Co., to receive the total return of
 $(12,322,892.40)           the Orbimed Custom Modified Short Hedge in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus
                            80 bps.                                                                        $ 711,995
                                                                                                           ---------
                                                                                                                  --
                                                                                                           ---------

                                                                                                           $ 428,409
                                                                                                           =========


                                                                  March 31, 2009
Investments in Securities -- by Country             Percentage of Net Assets (%)
---------------------------------------             ----------------------------
  United States                                                       75.90%
  United Kingdom                                                       8.60%
  Switzerland                                                          4.01%
  Ireland                                                              3.90%
  Japan                                                                2.33%
  Canada                                                               0.02%
  Australia                                                              --
  France                                                              (1.45%)
  Germany                                                             (1.82%)
  Denmark                                                             (1.87%)



                                                                  March 31, 2009
Investments in Derivative Contracts - by Country    Percentage of Net Assets (%)
------------------------------------------------    ----------------------------
  United States                                                        0.36%

                                                     UBS EUCALYPTUS FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009


         Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

         The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments at fair value in accordance with FAS
         157. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.



         ---------------------------------------------------------------------------------------------------------------------
                                                                                                          INVESTMENTS IN
                                                                                                       SECURITIES SOLD, NOT
                                                                                OTHER FINANCIAL         YET PURCHASED AND
         VALUATION INPUTS                       INVESTMENTS IN SECURITIES        INSTRUMENTS *          WRITTEN OPTIONS **
         ---------------------------------------------------------------------------------------------------------------------
         Level 1 - Quoted Prices                      $135,951,224                  $     --              $(37,740,755)
         ---------------------------------------------------------------------------------------------------------------------
         Level 2 - Other Significant
         Observable Inputs                               1,656,200                   428,409                        --
         ---------------------------------------------------------------------------------------------------------------------
         Level 3 - Other Significant
         Unobservable Inputs                             6,207,675                        --                        --
         ---------------------------------------------------------------------------------------------------------------------
         Total                                        $143,815,099                  $428,409              $(37,740,755)
         ---------------------------------------------------------------------------------------------------------------------

         *  Other Financial Instruments include swaps.
        ** This column includes $597,607 in Options written at value, which are all classified as Level 1 securities at March 31, 2009.

         The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


         --------------------------------------------------------------------------------
                                                               INVESTMENTS IN SECURITIES
         --------------------------------------------------------------------------------
         BALANCE AS OF DECEMBER 31, 2008                               $9,262,473
         --------------------------------------------------------------------------------
           Accrued discounts/premiums                                      43,714
         --------------------------------------------------------------------------------
           Realized gain/(loss)                                          (905,876)
         --------------------------------------------------------------------------------
           Change in unrealized appreciation/depreciation                (376,243)
         --------------------------------------------------------------------------------
           Net purchases/(sales)                                       (1,816,393)
         --------------------------------------------------------------------------------
           Transfers in and/or out of Level 3                                  --
         --------------------------------------------------------------------------------
         BALANCE AS OF MARCH 31, 2009                                  $6,207,675
         --------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Eucalyptus Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.